UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07444)

American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP)
November 30, 2008

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)
U.S. Government Agency Mortgage-Backed Securities ■ — 2.7%
Fixed Rate — 2.7%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$2,728,510	$2,790,807	$2,787,222
9.00%, 7/1/30, #C40149		175,118	179,137	192,434
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		204,578	205,370	209,820
5.50%, 2/1/17, #623874		375,006	374,360	384,598
5.50%, 6/1/17, #648508		229,424	230,261	235,007
5.00%, 9/1/17, #254486		407,299	408,093	415,991
5.00%, 11/1/17, #657356		832,389	835,633	850,152
6.50%, 6/1/29, #252497		683,980	680,007	709,316
7.50%, 5/1/30, #535289		105,844	102,772	111,394
8.00%, 5/1/30, #538266		41,249	40,798	43,731
8.00%, 6/1/30, #253347		117,492	116,207	124,561
Total U.S. Government Agency Mortgage-Backed Securities			5,963,445	6,064,226
Corporate Notes ∞ ¶ — 11.0%
Fixed Rate — 11.0%
Sarofim Brookhaven, 6.90%, 1/1/11	12/21/07	10,040,375	10,040,375	9,912,862
Stratus Properties IV, 6.56%, 12/31/11	12/1/06	7,000,000	7,000,000	6,751,500
Stratus Properties VI, 6.92%, 12/31/11	6/1/07	8,000,000	8,000,000	7,796,000
Total Corporate Notes			25,040,375	24,460,362
Private Mortgage-Backed Security ∞ — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	97,398	58,939	—
Whole Loans ∞ & — 101.1%
Commercial Loans — 61.0%
150 North Pantano I, Tucson, AZ, 5.98%, 2/1/09 ¶ µ r	1/4/05	3,525,000	3,525,000	3,358,069
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/09 ¶	1/4/05	440,000	440,000	308,000
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 µ	4/8/04	3,724,259	3,724,259	3,667,424
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 µ	12/18/02	4,969,061	4,969,061	3,478,343
Alliant University, Fresno, CA, 7.15%, 8/1/11 µ	7/12/06	2,794,541	2,794,541	2,663,937
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 ¶	7/9/07	2,150,000	2,150,000	1,967,238
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 µ	8/2/04	3,233,180	3,233,180	3,099,862
Carrier 360 I, Grand Prairie, TX, 5.40%, 7/1/09 µ	6/28/04	3,194,553	3,194,553	3,131,539
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	332,248	332,248	324,999
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 µ *	7/14/06	7,590,028	7,590,028	7,100,848
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 ¶ µ	8/15/07	12,900,000	12,900,000	10,943,511
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 µ	9/12/02	4,324,097	4,324,097	4,017,131
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12 ¶	1/17/08	600,000	600,000	555,151
Jilly’s American Grill, Scottsdale, AZ, 6.46%, 9/1/09 ¶ µ r	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 5.76%, 8/1/09 ¶ µ r	7/26/06	11,135,604	11,135,604	11,135,604
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 ¶	7/26/06	1,389,396	1,389,396	1,298,185
Memphis Medical Building, Memphis, TN, 6.40%, 9/1/12 ¶	8/22/07	4,250,000	4,250,000	3,814,820
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 ¶	3/27/07	5,500,000	5,500,000	5,133,453
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 ¶	12/4/07	14,000,000	14,000,000	14,280,000
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 ¶ µ	8/24/07	2,400,000	2,400,000	2,305,123
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 µ	10/29/04	3,876,074	3,876,074	3,539,127
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11 ¶ µ	2/27/06	7,300,000	7,300,000	6,989,436

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	VALUE ¶

Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 ¶ µ	4/11/07	$3,500,000	$3,500,000	$3,357,295
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 ¶ µ	3/26/07	4,600,000	4,600,000	3,700,796
RealtiCorp Fund III, Orlando/Crystal River, FL, 7.51%, 7/1/09 ¶ r	2/28/06	4,222,755	4,222,755	4,222,755
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 µ	4/12/00	2,709,574	2,709,574	2,682,253
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 ¶	3/25/08	4,160,000	4,160,000	3,922,956
Spa Atlantis, Pompano Beach, FL, 6.93%, 4/1/09 ¶	9/30/05	19,281,600	19,281,600	19,089,193
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 µ	8/25/04	3,496,115	3,496,115	3,256,942
			143,408,085	135,153,990
Multifamily Loans — 40.1%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10 ¶ µ	3/1/07	10,720,000	10,720,000	10,494,323
Avalon Hills II, Omaha, NE, 9.88%, 3/1/10 ¶ ‡ ¿	3/1/07	2,448,800	2,448,800	1,792,243
Chateau Club Apartments I, Athens, GA, 6.68%, 12/1/10 ¶	12/20/07	6,623,000	6,623,000	6,299,222
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/10 ¶ ‡ ¿	12/20/07	1,439,024	1,439,024	1,023,484
Citadel Apartments I, El Paso, TX, 6.53%, 4/1/10 ¶ µ	3/30/07	10,300,000	10,300,000	10,054,651
Citadel Apartments II, El Paso, TX, 9.88%, 4/1/10 ¶	3/30/07	500,000	500,000	455,426
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 µ	8/29/03	2,457,840	2,457,840	2,026,754
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 µ	10/14/05	7,476,406	7,476,406	7,310,305
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 ¶ ‡ ¿	10/14/05	2,850,000	2,850,000	2,026,842
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 µ	8/26/04	2,522,991	2,522,991	2,352,654
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	495,046	495,046	458,517
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 µ	12/24/03	1,224,755	1,224,755	1,118,259
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	43,594	43,594	39,995
Good Haven Apartments I, Dallas, TX, 5.76%, 9/1/07 ¶ r ◆ §	8/24/04	6,737,000	6,737,000	4,715,900
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 ¶ ◆ §	8/24/04	842,000	842,000	589,400
Good Haven Apartments III, Dallas, TX, 14.88%, 5/1/09 ¶ ◆	7/3/08	694,096	694,096	485,867
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	888,935	888,935	811,640
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	43,594	43,594	39,995
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12 µ	3/7/97	1,037,063	1,037,063	1,019,467
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 ¶ ¿	8/30/07	7,308,000	7,308,000	5,115,600
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 ¶	10/17/06	5,800,000	5,800,000	5,347,277
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	843,021	843,021	770,567
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	43,594	43,594	39,995
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 ¶ µ	1/17/07	3,328,000	3,328,000	3,245,436
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶	1/17/07	416,000	416,000	338,802
RiverPark Land Lot III, Oxnard, CA, 5.98%, 11/1/09 ¶ r	10/9/07	3,650,000	3,650,000	3,686,500
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 µ	2/1/07	3,582,921	3,582,921	3,203,342
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 ¶ µ	3/30/07	6,100,000	6,100,000	5,954,696
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10 ¶	3/30/07	350,000	350,000	320,373
Whispering Oaks I, Little Rock, AR, 6.53%, 2/1/10 ¶ µ	1/10/07	6,800,000	6,800,000	6,596,028
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/10 ¶ ‡ ¿	1/10/07	1,636,000	1,636,000	1,145,200
			99,201,680	88,878,760
Total Whole Loans			242,609,765	224,032,750
Preferred Stocks — 14.4%
Real Estate Investment Trusts — 14.4%
AMB Property, Series L		164,120	3,789,361	1,913,639
AMB Property, Series M ■		41,240	950,889	475,910
AMB Property, Series O ■		9,613	240,325	125,270
AMB Property, Series P		21,200	429,300	273,480
BRE Properties, Series C		66,300	1,317,381	955,383
BRE Properties, Series D		5,250	104,318	81,375
Developers Diversified Realty, Series G		57,600	997,080	387,648
Developers Diversified Realty, Series H		69,320	1,234,880	382,646
Developers Diversified Realty, Series I		4,270	89,030	23,485
Duke Realty, Series J ■		20,956	535,385	205,369

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	VALUE ¶

Duke Realty, Series L	19,220	$367,486	$177,785
Duke Realty, Series M	55,040	1,110,800	721,024
Duke Realty, Series O	44,550	1,051,380	642,856
Equity Residential Properties, Series N	10,700	226,305	173,447
Health Care Properties, Series E ■	7,690	197,633	129,653
Health Care Properties, Series F ■	84,750	2,140,448	1,398,375
Kimco Realty, Series F	163,000	3,797,000	2,037,500
Kimco Realty, Series G	114,700	2,796,559	1,743,440
Post Properties, Series B	1,600	39,940	21,648
ProLogis Trust, Series F	33,905	835,567	254,288
ProLogis Trust, Series G	8,300	174,300	72,625
PS Business Parks, Series H	26,520	530,400	394,087
PS Business Parks, Series I	94,300	1,634,731	1,324,915
PS Business Parks, Series K	25,000	575,000	462,250
PS Business Parks, Series L ■	7,000	179,550	114,800
PS Business Parks, Series M	26,520	546,312	430,950
PS Business Parks, Series O	100,000	2,050,000	1,550,000
PS Business Parks, Series P	8,200	157,194	112,832
Public Storage, Series A ■	38,000	921,909	640,300
Public Storage, Series C	30,000	626,100	520,200
Public Storage, Series E	9,300	186,000	162,843
Public Storage, Series H	40,000	876,000	721,600
Public Storage, Series I	26,520	576,810	530,400
Public Storage, Series K	17,550	381,712	364,163
Public Storage, Series L	20,000	430,000	345,000
Public Storage, Series X	74,000	1,786,319	1,225,440
Public Storage, Series Z	30,000	746,643	484,800
Realty Income, Series D ■	97,500	2,474,125	1,852,500
Realty Income, Series E	26,520	572,832	469,404
Regency Centers, Series C	26,520	573,362	424,320
Regency Centers, Series E	94,270	2,221,248	1,508,320
UDR, Series G	26,520	567,528	397,800
Vornado Realty Trust, Series E ■	7,400	186,598	110,852
Vornado Realty Trust, Series F	7,800	164,970	101,478
Vornado Realty Trust, Series H	163,000	2,771,000	2,262,440
Weingarten Realty Investors, Series F ■	242,500	5,989,375	3,198,575
Total Preferred Stocks		50,151,085	31,907,115
Total Unaffiliated Investments		323,823,609	286,464,453
Short-Term Investment — 0.9%
First American Prime Obligations Fund, Class Z ☑	2,046,688	2,046,688	2,046,688
Total Investments ▲ — 130.1%		$325,870,297	$288,511,141
Other Assets and Liabilities, Net — (30.1)%			(66,833,531)
Total Net Assets — 100.0%			$221,677,610

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP)

¶
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-ended mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially fair valued at cost and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, and mortgage servicing rights as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the fund and third parties.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

As of November 30, 2008, the fund held fair valued securities with a value of $248,493,112 or 112.1% of total net assets.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP)

■
Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2008, securities valued at $8,287,530 were pledged as collateral for the following outstanding reverse repurchase agreements:

Name of Broker
		Acquisition			Accrued	and Description
	Amount	Date	Rate*	Due	Interest	of Collateral
	$ 5,432,000	11/28/08	1.75%	12/12/08	$ 792	(1)
	1,257,000	11/05/08	4.12%	12/05/08	3,729	(2)
	$ 6,689,000				$ 4,521

* Interest rate as of November 30, 2008. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
	(1)				Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $2,728,510 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $175,118 par
Federal National Mortgage Association, 6.00%, 10/1/16, $204,578 par
Federal National Mortgage Association, 5.50%, 2/1/17, $375,006 par
Federal National Mortgage Association, 5.50%, 6/1/17, $229,424 par
Federal National Mortgage Association, 5.00%, 9/1/17, $407,299 par
Federal National Mortgage Association, 5.00%, 11/1/17, $832,389 par
Federal National Mortgage Association, 6.50%, 6/1/29, $683,980 par
Federal National Mortgage Association, 7.50%, 5/1/30, $105,844 par
Federal National Mortgage Association, 8.00%, 5/1/30, $41,249 par
Federal National Mortgage Association, 8.00%, 6/1/30, $117,492 par
	(2)				Dresdner Bank:
AMB Property, Series M, 21,240 shares
AMB Property, Series O, 9,613 shares
Duke Realty, Series J, 20,956 shares
Health Care Properties, Series E, 7,690 shares
Health Care Properties, Series F, 1,950 shares
PS Business Parks, Series L, 7,000 shares
Public Storage, Series A, 38,000 shares
Realty Income, Series D, 17,000 shares
Vornado Realty Trust, Series E, 7,400 shares
Weingarten Realty Investors, Series F, 22,500 shares

The fund has entered into lending commitments with Goldman Sachs and Dresdner Bank. The monthly agreements permit the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities and/or preferred stocks as collateral.

∞
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above.

¶
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2008.

&
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2008. For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.

µ
Securities pledged as collateral for outstanding borrowings under a loan agreement. On November 30, 2008, securities valued at $133,613,155 were pledged as collateral for the following outstanding borrowings:

Name of Broker
		Acquisition			Accrued	and Description
	Amount	Date	Rate*	Due	Interest	of Collateral
	$62,000,000	11/28/08	5.00%	12/31/08	$ 25,833	(1)

* Interest rate as of November 30, 2008. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% and reset monthly.

Name of broker and description of collateral:
	(1)				Massachusetts Mutual:

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP)

	150 North Pantano I, Tucson, AZ, 5.98%, 2/1/09, $3,525,000 par
	8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09, $3,724,259 par
	Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09, $4,969,061 par
	Alliant University, Fresno, CA, 7.15%, 8/1/11, $2,794,541 par
	Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09, $3,233,180 par
	Carrier 360 I, Grand Prairie, TX, 5.40%, 7/1/09, $3,194,553 par
	Fairview Business Park, Salem, OR, 7.33%, 8/1/11, $7,590,028 par
	First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10, $12,900,000 par
	France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12, $4,324,097 par
	Jilly’s American Grill, Scottsdale, AZ, 6.46%, 9/1/09, $1,810,000 par
	La Cholla Plaza I, Tucson, AZ, 5.76%, 8/1/09, $11,135,604 par
	Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10, $2,400,000 par
	North Austin Business Center, Austin, TX, 5.65%, 11/1/11, $3,876,074 par
	Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11, $7,300,000 par
	Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11, $3,500,000 par
	Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17, $4,600,000 par
	Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10, $2,709,574 par
	Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11, $3,496,115 par
	Avalon Hills I, Omaha, NE, 6.93%, 3/1/10, $10,720,000 par
	Citadel Apartments I, El Paso, TX, 6.53%, 4/1/10, $10,300,000 par
	Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13, $2,457,840 par
	Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09, $7,476,406 par
	El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12, $2,522,991 par
	Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14, $1,224,755 par
	Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12, $1,037,063 par
	Plantation Pines I, Tyler, TX, 6.59%, 2/1/10, $3,328,000 par
	Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12, $3,582,921 par
	Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10, $6,100,000 par
	Whispering Oaks I, Little Rock, AR, 6.53%, 2/1/10, $6,800,000 par

The fund has entered into a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”) under which MMLIC made a term loan to the fund of $54,400,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $15,600,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a floor interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

r	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2008.
*	This loan made only a partial payment for November 2008.
¿
Participating Loan. A participation loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

‡	This participating loan is not currently making monthly cash flow payments.
◆	Loan is in default.
§	Loan has matured and the fund is anticipating payoff or refinancing.
☑	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
▲
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $325,870,297. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$420,866
	Gross unrealized depreciation	(37,780,022)
	Net unrealized depreciation	$(37,359,156)
Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in mutual funds and preferred stocks with quoted prices.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (CSP)

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. government securities.

Level 3 - Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are whole loans and corporate notes. These securities have limited observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the prevailing interest rates, and changes in the real or perceived liquidity of whole loans.

As of November 30, 2008, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$33,953,803
Level 2 - Other significant observable inputs	6,064,226
Level 3 - Significant unobservable inputs	248,493,112
Total	$288,511,141

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in
Securities
Balance as of August 31, 2008	$274,791,933
Accrued discounts (premiums)	756
Realized gain (loss)	1,653
Net change in unrealized appreciation or depreciation	(3,968,837)
Net purchases (sales)	(22,332,393)
Net transfers in and/or (out) of Level 3	—
Balance as of November 30, 2008	$248,493,112

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009